S000023000 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Ex-U.S. Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholdings)
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	4.10%	4.80%
MSCI Emerging Markets Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent		7.50%	1.70%	3.64%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		9.20%	2.99%	4.57%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.11%	2.59%	4.31%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.07%	2.37%	3.71%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		14.06%	3.46%	4.57%
Class R
Prospectus [Line Items]
Average Annual Return, Percent		15.63%	3.97%	4.93%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		16.18%	4.50%	5.47%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.28%	4.66%	5.59%

[1]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it been adjusted, returns would have been higher.